PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			€ 403	$ 403
Current service cost	€ 5	€ 8	10		€ 15
Interest cost / (income)	4	2	8		5
Immediate recognition of gains arising over the year	0	(3)	0		(5)
Administration expenses	0	1	1		1
Remeasurements due to:
—actual return less interest on plan assets			(16)
—changes in financial assumptions			13
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(3)
Benefits paid			(2)
Contributions by the Group			(17)
Contributions by the plan participants			0
Decrease Through Classified Held For Sale, Liabilities			(4)
At June 30, 2023	393		393
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			249
Current service cost	3	6	7		11
Interest cost / (income)	3	1	5		2
Immediate recognition of gains arising over the year	0	0	0		0
Administration expenses	0	1	1		1
Remeasurements due to:
At June 30, 2023	243		243
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			154
Current service cost	2	2	3		4
Interest cost / (income)	1	1	3		3
Immediate recognition of gains arising over the year	0	(3)	0		(5)
Administration expenses	0	€ 0	0		€ 0
Remeasurements due to:
At June 30, 2023	150		150
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			864
Current service cost			10
Interest cost / (income)			16
Immediate recognition of gains arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			13
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(6)
Benefits paid			(28)
Contributions by the Group			0
Contributions by the plan participants			3
Decrease Through Classified Held For Sale, Liabilities			(4)
At June 30, 2023	868		868
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			710
Current service cost			7
Interest cost / (income)			13
Immediate recognition of gains arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			12
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(3)
Benefits paid			(20)
Contributions by the Group			0
Contributions by the plan participants			2
Decrease Through Classified Held For Sale, Liabilities			(3)
At June 30, 2023	718		718
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			154
Current service cost			3
Interest cost / (income)			3
Immediate recognition of gains arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			1
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			(3)
Benefits paid			(8)
Contributions by the Group			0
Contributions by the plan participants			1
Decrease Through Classified Held For Sale, Liabilities			(1)
At June 30, 2023	150		150
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2023			(461)
Current service cost			0
Interest cost / (income)			(8)
Immediate recognition of gains arising over the year			0
Administration expenses			1
Remeasurements due to:
—actual return less interest on plan assets			(16)
—changes in financial assumptions			0
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			3
Benefits paid			26
Contributions by the Group			(17)
Contributions by the plan participants			(3)
Decrease Through Classified Held For Sale, Liabilities			0
At June 30, 2023	€ (475)		€ (475)